Net Defined Benefit Liabilities - Summary of Post-Employment Benefits Recognized in Profit Or Loss (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details Of Postemployment Benefits Recognized In Profit Or Loss [Abstract]
Current service cost		₩ 199,882	₩ 249,099	₩ 241,448
Past service cost		0	3,669	451
Net interest expense on net defined benefit liabilities		(23,046)	2,485	2,921
Gains on settlement		55	(1,859)	(4,311)
Post-employment benefits	[1]	176,891	253,394	240,509
Postemployment Benefit Expense Defined Benefit Plans Recognized As Insurance Service Expense		18,308	27,486
Postemployment Benefit Expense Defined Benefit Plans Recognized As Other Operating Expense		2,824	3,520	₩ 3,194
Postemployment Benefit Expense Defined Benefit Plans Recognized As Prepayments		₩ 189	₩ 137

[1]	Includes post-employment benefits amounting to ￦ 27,486 million and ￦ 18,308 million recognized as insurance service expenses for the years ended December 31, 2022 and 2023 and ￦ 3,194 million, ￦ 3,520 million and ￦ 2,824 recognized as other operating expenses for the years ended December 31, 2021, 2022, 2023 and ￦ 137 million and ￦ 189 million recognized as prepayment for the years ended December 31, 2022 and 2023.